Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Intangible Assets, Net [Abstract]
Amortization expenses	$ 210,101	$ 199,275
Intangible assets being disposed
Impairment losses